Revenue And Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE AND OTHER OPERATING INCOME
Summary of Revenues and Other Operating Income

	For the years ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Energy sales	4,077,628	3,793,137	4,394,471

Generation	2,399,790	2,128,784	2,682,030
Regulated customers	671,980	1,159,986	994,824
Unregulated customers (1)	1,567,800	816,289	1,546,916
Spot market sales	160,010	152,509	140,289
Distribution	1,677,838	1,664,353	1,712,441
Residential	917,596	892,052	884,019
Business	464,768	479,893	518,448
Industrial	124,015	129,234	142,881
Other consumers (2)	171,459	163,174	167,093

Other sales	367,086	286,712	607,854
Gas sales	305,126	237,090	552,319
Sales of goods and services	61,960	49,622	55,535

Revenue from other services	64,833	57,662	72,733
Tolls and transmission	3,652	2,891	1,069
Metering equipment leases	4,242	3,832	4,161
Services and Business Advisories provided (Public lighting, connections and electrical advisories)	49,954	36,188	48,214
Other services	6,985	14,751	19,289

Total Revenues	4,509,547	4,137,511	5,075,058

	For the years ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Revenue from modification of contracts with suppliers (3)	—	12,064	45,632
Regasification service	40,176	38,475	37,849
Reversal of contingency provisions	—	—	—
Income from sanctions to users	—	3,273	5,416
Commodity derivative income	6,702	3,467	27,347
Compensation from delayed suppliers	—	1,005	745
Income from insurance claims (4)	90,606	15,651	7,232
Other	15,699	13,379	15,859
Total other income	153,183	87,314	140,080

(1)	Revenues for 2024 show a significant decrease compared to the previous year, a decrease mainly explained by the discontinuation of certain accounting hedges, which resulted in the recognition of a significant non‑recurring effect in that year. The situation is summarized as follows:

During the last quarter of 2024, Enel Generación Chile completed an update of the analysis on the determination of its functional currency, concluding that it should be changed from Chilean pesos to U.S. dollars, effective January 1, 2025. This conclusion was mainly due to the fact that, beginning in 2025, the subsidiary’s main source of revenue is from the group of unregulated customer agreements that, considering the billing and collection cycles, give rise to a substantially lower exposure to exchange rate fluctuations compared with the group of regulated customers, which require considerably more time to complete the collection process.

Up to then, the Company had maintained certain transactions defined as cash flow hedges, which hedged the exchange rate risk of a portion of Enel Generación Chile's revenues directly linked to the evolution of the U.S. dollar, which were managed by obtaining financing in the latter currency and through derivative contracts (see Notes 4.g.5, 4.n, 20.3, 22.2 and 23.2).

Considering the change of functional currency contemplated for Enel Generación Chile, the accounting hedges described above lost their effectiveness and, therefore, due to the change in the risk management objective, they were discontinued prospectively. At December 31, 2024, the amount accumulated in cash flow hedge reserves, related to income directly linked to the evolution of the U.S. dollar, amounted to ThUS$657,134, before taxes and minority interests. This amount was fully recognized as lower revenue for the year 2024.

(2)	For the year ended December 31, 2025, this includes revenues from energy sales to municipalities amounting to ThUS$61,947 (ThUS$59,293 as of December 31, 2024); government entities for ThUS$41,640 (ThUS$44,768 as of December 31, 2024); agricultural sector companies for ThUS$8,007 (ThUS$8,358 as of December 31, 2024); utilities and telecommunications companies for ThUS$4,936 (ThUS$4,478 as of December 31, 2024); the education sector for ThUS$1,578 (ThUS$1,873 as of December 31, 2024); the health services sector for ThUS$12,130 (ThUS$13,058 as of December 31, 2024); and other customers for ThUS$41,221 (ThUS$31,346 as of December 31, 2024).

(3)	Additional income generated from the renegotiation of commercial terms included in contracts with energy suppliers.

(4)	Corresponds to indemnifications receivable from insurance companies which, given the progress of the settlement process, are considered virtually certain. As of December 31, 2025, this includes ThUS$55,553 from the Generation segment, mainly explained by claims related to prior‑year events at the Atacama, Abanico, Quintero and Guanchoi plants, and ThUS$15,433 from the Distribution segment, related to non‑recurring events that resulted in service interruptions to end users (see Note 9).